Long-term debt (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz	Dec. 31, 2014 USD ($)
Statement [Line Items]
Long-term debt		$ 121,877	$ 154,503
Borrowings, effective interest rate	10.90%
Interest and associated withholding tax paid		13,623	$ 5,859
Principal repayments of amended term sheet		18,100
Long-term debt [Member]
Statement [Line Items]
Long-term debt		150,000
Interest accrued		13,900
Unamortised financing fees		$ 16,500
Borrowings, interest rate basis		Interest on the DSFA is calculated on a quarterly basis at a rate of LIBOR +6%, subject to a 1% minimum LIBOR rate which creates an interest rate floor.
Deferral fee, percentage	2.00%
Deferral fee, amount	$ 3,300
Borrowings, effective interest rate		10.90%	10.60%
Loan accretion and accrued interest		$ 16,800	$ 17,000
Interest and associated withholding tax paid		13,600	5,900
Principal repayments of amended term sheet		$ 18,100
Interest costs capitalised			$ 3,600
Embedded derivative [Member]
Statement [Line Items]
Embedded derivative liability				$ 1,400
Offtake agreement [Member]
Statement [Line Items]
Gold delivered | oz		362,739	156,660
Offtake agreement [Member] | Maximum [Member]
Statement [Line Items]
Gold to be delivered | oz			2,220,000